Note 2 - Summary of Significant Accounting Policies (Detail) - Schedule of Unrecognized Tax Benefits Roll Forward (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 3,709,129	$ 2,189,194
Increase in unrecorded tax benefits taken in current year	291,220	1,373,704
Exchange rate adjustment	10,308	146,231
Balance	$ 4,010,657	$ 3,709,129